Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total income	£ 26,788	£ 25,378	£ 24,956
United Kingdom
Disclosure of operating segments [line items]
Total income	13,927	13,295	14,908
Europe
Disclosure of operating segments [line items]
Total income	2,734	2,517	2,321
Americas
Disclosure of operating segments [line items]
Total income	8,772	8,109	6,353
Africa and Middle East
Disclosure of operating segments [line items]
Total income	82	87	63
Asia
Disclosure of operating segments [line items]
Total income	1,273	1,370	1,311
United States
Disclosure of operating segments [line items]
Total income	£ 8,614	£ 7,911	£ 6,176